Supplemental Cash Flow Information - Summary of Changes in Non Cash Working Capital (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables decrease (increase)	$ 660,336	$ (775,128)	$ (3,342,737)	$ (2,006,780)	$ (169,896)
Long-term receivables decrease (increase)	(735,779)	(3,332)	1,682,646	(924,625)	(3,662,207)
Prepaid expenses and other assets decrease (increase)	478,464	(36,106)	(591,737)	(1,119,123)	150,991
Trade payables and accrued liabilities (decrease) increase	5,016,881	166,407	(782,561)	2,513,477	1,102,361
Deferred revenue (decrease) increase	1,933,620	606,650	1,045,868	632,839	447,511
Increase (decrease) in working capital	$ 7,353,522	$ (41,509)	$ (1,988,521)	$ (904,212)	$ (2,131,240)